Note 06 - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of revenues by product type and business segment - based on IFRS 15 [Abstract]
Unsatisfied performance obligations with an expected original maturity of more than one year	€ 244	€ 66
Balance of receivables from commission and fee income	834	876
Balance of contract liabilities associated to commission and fee income	€ 70	€ 65